SUBSEQUENT EVENTS - Narrative ATHENA (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Apr. 20, 2026	Oct. 09, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026
Athena Technology Solutions Holdings, LLC
Subsequent Event [Line Items]
Preferred equity, units outstanding (in units)			100,000	0	115,342
Proceeds from revolving credit facility			$ 20,000	$ 15,000
Repayment of revolving credit facility			20,000	15,000
Payment of expenses incurred in connection with refinancing			$ 311	$ 0
Debt instrument, basis spread on variable rate		0.15%
Subsequent Event
Subsequent Event [Line Items]
Payments for stock issuance costs	$ 10,300
Voting equity interest (as a percent)	44.50%
Combination on a one-for-one basis	1
Subsequent Event | Commencing with the fiscal quarter ending September 30, 2026 | Maximum
Subsequent Event [Line Items]
Maximum total net leverage ratio, fiscal quarter ending September 30, 2026	3.5
Subsequent Event | After June 30, 2029 | Minimum
Subsequent Event [Line Items]
Maximum total net leverage ratio, fiscal quarter ending September 30, 2026	3
Subsequent Event | During the four fiscal quarters
Subsequent Event [Line Items]
Temporarily increase in net leverage ratio	0.5
Subsequent Event | Commencing with the fiscal quarter ending September 30, 2026, tested as of the last day of each fiscal quarter
Subsequent Event [Line Items]
Minimum interest coverage ratio for any period	3
Subsequent Event | Athena Technology Solutions Holdings, LLC
Subsequent Event [Line Items]
Payment of expenses incurred in connection with refinancing	$ 3,300
Subsequent Event | New Term Loan Facility | Athena Technology Solutions Holdings, LLC
Subsequent Event [Line Items]
Proceeds from revolving credit facility	100,000
Subsequent Event | Prior Credit Facilities | Athena Technology Solutions Holdings, LLC
Subsequent Event [Line Items]
Repayment of revolving credit facility	$ 258,500
Subsequent Event | The Credit Facility | Maximum | Term Loans
Subsequent Event [Line Items]
Commitment fee percentage	0.50%
Subsequent Event | The Credit Facility | Maximum | Term Loans | Revolving Credit Facility
Subsequent Event [Line Items]
Commitment fee percentage	0.50%
Subsequent Event | The Credit Facility | Maximum | Term Loans | Secured Overnight Financing Rate (SOFR)
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate	3.00%
Subsequent Event | The Credit Facility | Maximum | Term Loans | Base Rate
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate	2.00%
Subsequent Event | The Credit Facility | Minimum | Term Loans
Subsequent Event [Line Items]
Commitment fee percentage	0.00%
Subsequent Event | The Credit Facility | Minimum | Term Loans | Revolving Credit Facility
Subsequent Event [Line Items]
Commitment fee percentage	0.25%
Subsequent Event | The Credit Facility | Minimum | Term Loans | Secured Overnight Financing Rate (SOFR)
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate	2.25%
Subsequent Event | The Credit Facility | Minimum | Term Loans | Base Rate
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate	1.25%
Class A common stock | Subsequent Event
Subsequent Event [Line Items]
Conversion of stock, shares issued (in shares)	7,208,876
Conversion of stock, IPO price rate	80.00%
Class A common stock | Subsequent Event | IPO
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares)	18,400,000
Net proceeds	$ 345,900
Sale of stock, price (in dollars per share)	$ 20
Payments for stock issuance costs	$ 22,100
Class A common stock | Subsequent Event | Over-Allotment Option
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares)	2,400,000
Series A Preferred Stock | Subsequent Event
Subsequent Event [Line Items]
Preferred equity, units outstanding (in units)	115,342
Series A Preferred Stock | Subsequent Event | Athena Technology Solutions Holdings, LLC
Subsequent Event [Line Items]
Preferred equity, units outstanding (in units)	115,342
Series A Preferred Stock | Subsequent Event | IPO
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares)	18,400,000